Federally Assisted acquisitions - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Impaired Loans At Acquisition	Sep. 30, 2011 Impaired Loans At Acquisition	Sep. 30, 2012 Other Acquired Loans	Sep. 30, 2011 Other Acquired Loans	Sep. 30, 2012 McIntosh Commercial Bank	Mar. 26, 2010 McIntosh Commercial Bank Location	Mar. 16, 2010 McIntosh Commercial Bank	Mar. 26, 2010 McIntosh Commercial Bank Minimum	Mar. 26, 2010 McIntosh Commercial Bank Maximum	Mar. 31, 2010 McIntosh Commercial Bank Scenario, Previously Reported	Sep. 30, 2010 McIntosh Commercial Bank Scenario, Previously Reported	Mar. 31, 2010 McIntosh Commercial Bank Purchase Price Allocation Adjustments	Sep. 30, 2010 McIntosh Commercial Bank Purchase Price Allocation Adjustments	Mar. 26, 2010 McIntosh Commercial Bank Impaired Loans At Acquisition	Mar. 26, 2010 McIntosh Commercial Bank Other Acquired Loans	Mar. 26, 2010 McIntosh Commercial Bank Residential Mortgage	Mar. 26, 2010 McIntosh Commercial Bank Non Residential Loans	Mar. 26, 2010 McIntosh Commercial Bank Discount For Assuming Liabilities	Sep. 30, 2012 McIntosh Commercial Bank Reimbursable	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Location	Sep. 30, 2012 The First National Bank Of Florida ("FNB")	Sep. 30, 2011 The First National Bank Of Florida ("FNB")	Sep. 09, 2011 The First National Bank Of Florida ("FNB") 20 Percent	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Impaired Loans At Acquisition	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Other Acquired Loans	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Residential Mortgage	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Non Residential Loans	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Discount For Assuming Liabilities	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Discount For Assuming Liabilities 25 Percent	Sep. 09, 2011 The First National Bank Of Florida ("FNB") Discount For Assuming Liabilities 3.5 percent	Sep. 30, 2012 The First National Bank Of Florida ("FNB") Reimbursable	Sep. 30, 2012 Neighborhood Community Bank ("NCB")	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Location	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Minimum	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Maximum	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Residential Mortgage	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Non Residential Loans	Jun. 26, 2009 Neighborhood Community Bank ("NCB") Discount For Assuming Liabilities	Sep. 30, 2012 Neighborhood Community Bank ("NCB") Reimbursable
Business Acquisition [Line Items]
Number of branches								4														8													4
Business Acquisition, Purchase Price Allocation, Assets Acquired								$ 316,233,077												$ 53,000,000		$ 248,978,989								$ 28,000,000										$ 26,900,000
Percentage of net losses to be reimbursed by FDIC on covered assets pursuant to loss- share agreements										80.00%	95.00%											80.00%														80.00%	95.00%
Loans receivable	209,216,524	333,347,562	91,538,519	170,210,482	117,678,005	163,137,080				106,000,000	106,000,000					136,860,724	70,783,528									121,640,137	64,287,163									82,000,000	82,000,000
Terms of loss sharing on real estate loans																		10 years	5 years									10 years	5 years									10 years	5 years
Terms of loss sharing on real estate loans, recoveries																			8 years										8 years										8 years
Loans receivable covered by loss share agreements	166,228,316	235,049,585	65,590,059	91,971,380	100,638,257	143,078,205		108,252,007	108,252,007													51,555,999													49,991,245
Cumulative net losses submitted to FDIC under loss-sharing agreements	15,976,659	4,800,000					130,225,904														107,814,609	59,483,125	47,316,518		11,896,625						7,000,000	7,380,467	37,853,214	77,320,746							61,856,597
Gain recognized on purchase of business												15,600,000	15,600,000	9,342,816	9,342,816									1,095,003
Loans receivable, fair value																50,415,463	46,583,448									57,815,980	63,647,526
Non-accretable discount	19,382,172	69,145,287	14,285,220	61,346,002	5,096,952	7,799,285										73,841,461	18,896,737									52,620,752
Accretable discount																12,603,800	5,303,343									11,203,405	639,637
Total loans covered, discount	$ (1,101,481)	$ (1,010,480)							$ 1,677,938